Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair value, recurring measurements - Level 3 ¥ in Millions	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥)
Interest rate contracts | Option model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ (27,506)	¥ (21,934)
Interest rate contracts | Option model | Recovery rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.800
Interest rate contracts | Option model | Recovery rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.900
Interest rate contracts | Option model | Recovery rate | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.850
Interest rate contracts | Option model | Correlation between interest rates | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.341	0.300
Interest rate contracts | Option model | Correlation between interest rates | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.572	0.604
Interest rate contracts | Option model | Correlation between interest rates | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.554	0.440
Interest rate contracts | Option model | Correlation between interest rate and foreign exchange rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.154	0.057
Interest rate contracts | Option model | Correlation between interest rate and foreign exchange rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.510	0.600
Interest rate contracts | Option model | Correlation between interest rate and foreign exchange rate | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.251	0.343
Interest rate contracts | Option model | Volatility | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.007	0.653
Interest rate contracts | Option model | Volatility | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.681	1.346
Interest rate contracts | Option model | Volatility | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.568	0.735
Foreign exchange contracts | Option model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ 25,606	¥ 25,319
Foreign exchange contracts | Option model | Recovery rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.800
Foreign exchange contracts | Option model | Recovery rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.900
Foreign exchange contracts | Option model | Recovery rate | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.850
Foreign exchange contracts | Option model | Correlation between interest rates | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.467	0.300
Foreign exchange contracts | Option model | Correlation between interest rates | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.572	0.700
Foreign exchange contracts | Option model | Correlation between interest rates | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.519	0.456
Foreign exchange contracts | Option model | Correlation between interest rate and foreign exchange rate | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.192	0.192
Foreign exchange contracts | Option model | Correlation between interest rate and foreign exchange rate | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.510	0.600
Foreign exchange contracts | Option model | Correlation between interest rate and foreign exchange rate | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.296	0.367
Foreign exchange contracts | Option model | Volatility | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.107
Foreign exchange contracts | Option model | Volatility | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.209
Foreign exchange contracts | Option model | Volatility | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.143
Foreign exchange contracts | Option model | Correlation between foreign exchange rates | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.500
Foreign exchange contracts | Option model | Correlation between foreign exchange rates | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.664
Foreign exchange contracts | Option model | Correlation between foreign exchange rates | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.582
Equity contracts | Option model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	¥ 7,630	¥ 3,524
Equity contracts | Option model | Volatility | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.201	0.200
Equity contracts | Option model | Volatility | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.420	0.355
Equity contracts | Option model | Volatility | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.290	0.275
Equity contracts | Option model | Correlation between foreign exchange rate and equity
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.432
Equity contracts | Option model | Correlation between foreign exchange rate and equity | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.060
Equity contracts | Option model | Correlation between foreign exchange rate and equity | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.500
Equity contracts | Option model | Correlation between foreign exchange rate and equity | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.432	0.100
Equity contracts | Option model | Correlation between equities | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.120	0.057
Equity contracts | Option model | Correlation between equities | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.906	0.950
Equity contracts | Option model | Correlation between equities | Median
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	0.461	0.589
Corporate bonds | Discounted cash flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 107,198	¥ 175,464
Corporate bonds | Discounted cash flow | Liquidity premium
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.000
Corporate bonds | Discounted cash flow | Liquidity premium | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.000
Corporate bonds | Discounted cash flow | Liquidity premium | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.002
Corporate bonds | Discounted cash flow | Liquidity premium | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.000	0.001
Asset-backed securities | Internal model
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 1,940,331	¥ 1,684,080
Asset-backed securities | Internal model | Asset correlations
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.020	0.020
Asset-backed securities | Internal model | Asset correlations | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.020	0.020
Asset-backed securities | Internal model | Discount factor | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.013	0.012
Asset-backed securities | Internal model | Discount factor | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.014	0.013
Asset-backed securities | Internal model | Discount factor | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.013	0.013
Asset-backed securities | Internal model | Prepayment rate
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.207	0.280
Asset-backed securities | Internal model | Prepayment rate | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.207	0.280
Asset-backed securities | Internal model | Probability of default | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.000	0.000
Asset-backed securities | Internal model | Probability of default | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.925	0.990
Asset-backed securities | Internal model | Probability of default | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0	0
Asset-backed securities | Internal model | Recovery rate
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.594	0.604
Asset-backed securities | Internal model | Recovery rate | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.594	0.604
Other debt securities | Discounted cash flow
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	¥ 667,093	¥ 659,534
Other debt securities | Discounted cash flow | Liquidity premium | Minimum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.016	0.016
Other debt securities | Discounted cash flow | Liquidity premium | Maximum
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.032	0.032
Other debt securities | Discounted cash flow | Liquidity premium | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	0.024	0.024